Financing receivables (Tables)	6 Months Ended
Sep. 30, 2020
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2020
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥521,715	¥—	¥521,715
Short-term secured margin loans	296,833	8,905	305,738
Inter-bank money market loans	865	—	865
Corporate loans	1,232,851	796,236	2,029,087

Total loans receivable	¥2,052,264	¥805,141	¥2,857,405

	Millions of yen
	September 30, 2020
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥527,767	¥—	¥527,767
Short-term secured margin loans	340,175	18,255	358,430
Inter-bank money market loans	1,382	—	1,382
Corporate loans	670,441	786,060	1,456,501

Total loans receivable	¥1,539,765	¥804,315	¥2,344,080

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for credit losses

	Millions of yen
	Six months ended September 30, 2019
	Allowance for credit losses against loans
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal	Allowance for receivables other than loans	Total allowance for doubtful accounts
Opening balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169
Provision for credit losses	127	—	1,629	1,756	117	1,873
Charge-offs	—	—	—	—	(4)	(4)
Other (1)	—	4	(35)	(31)	(8)	(39)

Ending balance	¥1,179	¥374	¥2,462	¥4,015	¥1,984	¥5,999

	Millions of yen
	Three months ended September 30, 2019
	Allowance for credit losses against loans				Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥373	¥844	¥2,269	¥1,914	¥4,183
Provision for credit losses	127	—	1,629	1,756	74	1,830
Charge-offs	—	—	—	—	(3)	(3)
Other (1)	—	1	(11)	(10)	(1)	(11)

Ending balance	¥1,179	¥374	¥2,462	¥4,015	¥1,984	¥5,999

(1)	Includes the effect of foreign exchange movements.

	Millions of yen
	Six months ended September 30, 2020
	Allowance for current expected credit losses against loans				Allowance for receivables other than loans (2)	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance prior to CECL adoption	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012
Impact of CECL adoption (1)	232	—	1,738	1,970	2	1,972
Opening balance after CECL adoption	1,796	352	9,682	11,830	3,154	14,984
Provision for credit losses	(232)	—	(2,244)	(2,476)	1,075	(1,401)
Charge-offs	(318)	(359)	0	(677)	(1,315)	(1,992)
Other (3)	—	7	(225)	(218)	(17)	(235)

Ending balance	¥1,246	¥—	¥7,213	¥8,459	¥2,897	¥11,356

	Millions of yen
	Three months ended September 30, 2020
	Allowance for current expected credit losses against loans				Allowance for receivables other than loans (2)	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	1,454	292	7,727	9,473	2,881	12,354
Provision for losses	110	76	(392)	(206)	31	(175)
Charge-offs	(318)	(359)	0	(677)	7	(670)
Other (3)	—	(9)	(122)	(131)	(22)	(153)

Ending balance	¥1,246	¥—	¥7,213	¥8,459	¥2,897	¥11,356

(1)	The balance recognized on April 1, 2020 on adoption of ASC 326.
(2)	Includes collateralized agreements, customer contract assets and receivables and other receivables.
(3)	Includes the effect of foreign exchange movements.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	September 30, 2020
	2020	2019	2018	2017	2016	2015 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥106,020	¥31,372	¥12,902	¥4,309	¥4,707	¥11,192	¥682	¥171,184
BB-CCC	147,268	25,390	2,388	—	768	9,608	31	185,453
CC-D	—	—	—	—	—	—	—	—
Others (1)	54,135	—	—	—	—	—	—	54,135

Total secured loans at banks	¥307,423	¥56,762	¥15,290	¥4,309	¥5,475	¥20,800	¥713	¥410,772

Unsecured loans at banks:
AAA-BBB	¥16,179	¥30,941	¥20,957	¥9,673	¥22,947	¥7,555	¥7,299	¥115,551
BB-CCC	—	244	—	—	1,200	—	—	1,444
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥16,179	¥31,185	¥20,957	¥9,673	¥24,147	¥7,555	¥7,299	¥116,995

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	143,295	136	—	—	—	—	196,744	340,175

Total short-term secured margin loans	¥143,295	¥136	¥—	¥—	¥—	¥—	¥196,744	¥340,175

Unsecured inter-bank money market loans:
AAA-BBB	¥1,382	¥—	¥—	¥—	¥—	¥—	¥—	¥1,382
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,382	¥—	¥—	¥—	¥—	¥—	¥—	¥1,382

Secured corporate loans:
AAA-BBB	¥35,342	¥107,155	¥10,054	¥6,774	¥1,247	¥22,805	¥—	¥183,377
BB-CCC	34,429	49,151	79,001	17,087	8,885	9,094	205,008	402,655
CC-D	—	—	—	—	—	—	—	—
Others (1)	8	33	12	29	4,179	88	517	4,866

Total secured corporate loans	¥69,779	¥156,339	¥89,067	¥23,890	¥14,311	¥31,987	¥205,525	¥590,898

	Millions of yen
	September 30, 2020
	2020	2019	2018	2017	2016	2015 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥6,537	¥—	¥—	¥—	¥—	¥—	¥—	¥6,537
BB-CCC	—	3,917	—	—	—	31	—	3,948
CC-D	—	—	—	—	—	—	—	—
Others (1)	202	47	68,796	—	—	13	—	69,058

Total unsecured corporate loans	¥6,739	¥3,964	¥68,796	¥—	¥—	¥44	¥—	¥79,543

Total	¥544,797	¥248,386	¥194,110	¥37,872	¥43,933	¥60,386	¥410,281	¥1,539,765

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.